UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07853

Kalmar Pooled Investment Trust

(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

                                                                      Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

                                                 Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-463-6670

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments
“GROWTH-WITH-VALUE” S MALL CAP FUND	March 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK — 96.5%

Consumer Discretionary — 20.9%

ADVERTISING AGENCIES — 0.5%
Marchex, Inc. (B Shares)	386,755	$4,064,795

AUTO PARTS — 1.9%
Dorman Products, Inc. *	151,885	8,970,328
Fox Factory Holding Corp. *	71,020	1,342,278
LKQ Corp. *	248,750	6,554,563

		16,867,169

COSMETICS — 0.4%
Elizabeth Arden, Inc. *	111,318	3,284,994

ENTERTAINMENT — 2.0%
Imax Corp. (Canada) * (a)	282,385	7,717,582
Live Nation Entertainment, Inc. *	463,985	10,091,674

		17,809,256

LEISURE TIME — 1.8%
Life Time Fitness, Inc. * (a)	323,930	15,581,033

RESTAURANTS — 2.7%
Del Frisco’s Restaurant Group *	381,295	10,638,130
Krispy Kreme Doughnuts, Inc. *	724,775	12,850,261

		23,488,391

SPECIALTY RETAIL — 8.8%
Conn’s, Inc. * (a)	223,810	8,695,018
DSW, Inc. (A Shares)	430,110	15,423,745
Monro Muffler Brake, Inc. (a)	59,000	3,355,920
Pier 1 Imports, Inc. (a)	382,095	7,213,954
Stage Stores, Inc.	411,600	10,063,620
Stein Mart, Inc.	436,100	6,109,761
Tractor Supply Co.	119,360	8,430,397
Ulta Salon Cosmetics & Fragrance, Inc. *	71,340	6,954,223
Vitamin Shoppe, Inc. *	130,580	6,205,162
Zumiez, Inc. *	175,795	4,261,271

		76,713,071

TEXTILES APPAREL & SHOES — 2.8%
G-III Apparel Group, Ltd. *	124,715	8,927,100

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” S MALL CAP FUND	March 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Consumer Discretionary — (Continued)
Oxford Industries, Inc.	200,415	$15,672,453

		24,599,553

TOTAL CONSUMER DISCRETIONARY		182,408,262

Consumer Staples — 2.1%

FOODS — 2.1%
United Natural Foods, Inc. *	252,145	17,882,123

TOTAL CONSUMER STAPLES		17,882,123

Energy — 5.6%

OFFSHORE DRILLING & OTHER SERVICES — 0.7%
Atwood Oceanics, Inc. *	107,925	5,438,341

OIL: CRUDE PRODUCERS — 4.9%
Bonanza Creek Energy, Inc. *	143,300	6,362,520
Magnum Hunter Resources Corp. * (a)	1,862,805	15,833,843
PDC Energy, Inc. *	169,630	10,561,164
Rex Energy Corp. *	541,500	10,131,465

		42,888,992

TOTAL ENERGY		48,327,333

Financial Services — 5.8%

ASSET MANAGEMENT & CUSTODIAN — 0.8%
Financial Engines, Inc.	141,050	7,162,519

CONSUMER LENDING — 1.4%
Encore Capital Group, Inc. *	275,960	12,611,372

FINANCIAL DATA & SYSTEMS — 3.6%
Alliance Data Systems Corp. *	63,285	17,241,998
WageWorks, Inc. *	245,230	13,759,855

		31,001,853

TOTAL FINANCIAL SERVICES		50,775,744

Healthcare — 9.0%

BIOTECHNOLOGY — 0.4%
Repligen Corp. *	260,070	3,344,500

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” S MALL CAP FUND	March 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Healthcare — (Continued)

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 4.6%
Cooper Companies, Inc. (The)	127,560	$17,521,642
ResMed, Inc. (a)	124,550	5,566,139
Vascular Solutions, Inc. *	109,507	2,867,988
West Pharmaceutical Services, Inc.	324,580	14,297,749

		40,253,518

MEDICAL EQUIPMENT — 2.7%
Cyberonics, Inc. *	152,765	9,967,916
Luminex Corp. * (a)	373,000	6,755,030
Spectranetics Corp. *	222,505	6,744,127

		23,467,073

PHARMACEUTICALS — 1.3%
Akorn, Inc. *	341,380	7,510,360
Cambrex Corp. *	209,725	3,957,511

		11,467,871

TOTAL HEALTHCARE		78,532,962

Materials & Processing — 10.5%

BUILDING MATERIALS — 1.8%
NCI Building Systems, Inc. *	350,040	6,111,698
Trex Co., Inc. *	132,940	9,725,890

		15,837,588

CHEMICALS: DIVERSIFIED — 4.8%
Albemarle Corp.	129,095	8,574,490
Chemtura Corp. *	271,315	6,861,556
PolyOne Corp.	716,269	26,258,422

		41,694,468

CHEMICALS: SPECIALTY — 0.6%
Polypore International, Inc. * (a)	151,145	5,170,670

DIVERSIFIED MATERIALS & PROCESSING — 2.0%
Belden, Inc.	254,515	17,714,244

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” S MALL CAP FUND	March 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Materials & Processing — (Continued)

STEEL — 1.3%
Carpenter Technology Corp. (a)	168,945	$11,157,128

TOTAL MATERIALS & PROCESSING		91,574,098

Producer Durables — 14.6%

BACK OFFICE SUPPORT, HR, AND CONSULTING — 2.0%
Corporate Executive Board Co.	101,285	7,518,386
ServiceSource International, Inc. *	599,690	5,061,384
WNS Holdings, Ltd., ADR *	292,529	5,265,522

		17,845,292

COMMERCIAL SERVICES: RENTAL & LEASING — 1.8%
Mobile Mini, Inc.	363,155	15,746,401

ENGINEERING & CONTRACTING SERVICES — 1.9%
Chicago Bridge & Iron Co. N.V. (Netherlands)	189,885	16,548,478

FORMS AND BULK PRINTING SERVICES — 0.5%
InnerWorkings, Inc. *	594,660	4,555,096

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.2%
MSC Industrial Direct Co., Inc. (A Shares)	119,240	10,316,645

MACHINERY: INDUSTRIAL — 2.9%
Middleby Corp. *	51,200	13,527,552
Tennant Co.	174,800	11,470,376

		24,997,928

OFFICE SUPPLIES & EQUIPMENT — 0.7%
Electronics For Imaging, Inc. *	152,165	6,590,266

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 3.2%
A.O. Smith Corp.	273,455	12,584,399
EnerSys, Inc.	216,150	14,977,033

		27,561,432

SHIPPING — 0.4%
UTi Worldwide, Inc.	329,605	3,490,517

TOTAL PRODUCER DURABLES		127,652,055

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” S MALL CAP FUND	March 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Technology — 27.2%

COMMUNICATIONS TECHNOLOGY — 1.3%
Finisar Corp. *	225,782	$5,985,481
NICE-Systems, Ltd., Sponsored ADR	128,710	5,748,189

		11,733,670

COMPUTER SERVICES SOFTWARE & SYSTEMS — 16.2%
Acxiom Corp. *	697,886	24,003,789
Bankrate, Inc. *	771,005	13,060,825
Bottomline Technologies, Inc. *	365,675	12,853,476
Callidus Software, Inc. *	339,245	4,247,347
Dealertrack Holdings, Inc. *	401,310	19,740,439
InterXion Holding NV *	263,975	6,330,120
MICROS Systems, Inc. * (a)	107,210	5,674,625
Monotype Imaging Holdings, Inc.	148,110	4,464,035
NIC, Inc.	415,827	8,029,619
Pegasystems, Inc.	197,575	6,978,349
Sapient Corp. *	690,810	11,785,219
SciQuest, Inc. *	197,115	5,325,062
Syntel, Inc.	66,477	5,976,282
Ultimate Software Group, Inc. *	91,880	12,587,560

		141,056,747

CONSUMER SERVICES SOFTWARE & SYSTEM — 0.3%
MiX Telematics, Ltd., Sponsored ADR *	225,245	2,428,141

ELECTRONIC COMPONENTS — 3.7%
3D Systems Corp. * (a)	115,957	6,858,857
Methode Electronics, Inc.	287,465	8,813,677
Rogers Corp. *	269,930	16,849,031

		32,521,565

PRODUCTION TECHNOLOGY EQUIPMENT — 1.2%
Teradyne, Inc. * (a)	528,300	10,507,887

SEMICONDUCTORS & COMPONENTS — 3.9%
Diodes, Inc. *	294,295	7,686,985
Integrated Device Technology, Inc. *	1,211,735	14,819,519
MaxLinear, Inc. (A Shares) *	384,155	3,641,789
Power Integrations, Inc.	121,495	7,991,941

		34,140,234

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” S MALL CAP FUND	March 31, 2014 (Unaudited)

Technology — (Continued)

TELECOMMUNICATIONS EQUIPMENT — 0.6%
Ruckus Wireless, Inc. *	403,975	$4,912,336

TOTAL TECHNOLOGY		237,300,580

Utilities — 0.8%

TELECOMMUNICATIONS — 0.8%
8X8, Inc. *	644,105	6,962,775

TOTAL UTILITIES		6,962,775

TOTAL COMMON STOCK (COST $514,082,831)		841,415,932

WARRANTS — —%

Energy — —%

Magnum Hunter Resources, Strike price $8.50, Expires 4/15/16	186,280	—

TOTAL ENERGY		—

TOTAL WARRANTS (COST $—)		—

EXCHANGE-TRADED FUND — 3.2%

DIVERSIFIED FINANCIAL SERVICES — 3.2%
iShares Russell 2000 Growth Index Fund (a)	204,555	27,831,753

TOTAL EXCHANGE-TRADED FUND (COST $25,985,951)		27,831,753

SECURITIES LENDING COLLATERAL — 6.8%
BlackRock Liquidity Funds TempFund Portfolio	58,978,295	58,978,295

TOTAL SECURITIES LENDING COLLATERAL (COST $58,978,295)		58,978,295

MONEY MARKET SECURITY — 1.1%

Money Market Fund — 1.1%
BlackRock Liquidity Funds TempFund Portfolio	10,037,135	10,037,135

TOTAL MONEY MARKET SECURITY (COST $10,037,135)		10,037,135

TOTAL INVESTMENTS (COST $609,084,212) — 107.6%		938,263,115

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(66,522,856)

NET ASSETS — 100.0%		$871,740,259

*	Non-income producing security
(a)	All or a portion of the security is on loan. See Note 1 in Notes to Quarterly Schedule of Investments.
ADR	American Depository Receipt

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” S MALL CAP FUND	March 31, 2014 (Unaudited)

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$609,084,212

Gross unrealized appreciation	$335,754,950
Gross unrealized depreciation	(6,576,047)

Net unrealized appreciation	$329,178,903

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

1. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•Level 1 —	quoted prices in active markets for identical securities
•Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 —	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of March 31, 2014 in valuing the Fund’s assets carried at fair value:

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$841,415,932	$841,415,932	$—	$—
Warrants	—	—
Exchange-Traded Fund	27,831,753	27,831,753	—	—
Securities Lending Collateral	58,978,295	58,978,295	—	—
Money Market Security	10,037,135	10,037,135

Total	$938,263,115	$938,263,115	$—	$—

* Please refer to the Schedule of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments (Unaudited) - concluded
“GROWTH-WITH -VALUE” SMALL CAP FUND

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments ma fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended September 30, 2013, there were no transfers between levels 1, 2 and 3 for the Fund.

2. Securities Lending. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of March 31, 2013, the market value of the securities on loan and collateral are $58,235,080 and $58,978,295, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date May 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date May 15, 2014

By (Signature and Title)*	/s/ Cynthia Richards
Cynthia Richards, Chief Financial Officer
(principal financial officer)

Date May 15, 2014

* Print the name and title of each signing officer under his or her signature.